Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to Himax Technologies, Inc. stockholders	$ 51,596	$ 10,706	$ 33,206
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	341,056	353,771	355,037
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.15	$ 0.03	$ 0.09